Note 22 - Subsequent Event (Details)	1 Months Ended
Jan. 31, 2016
Dianliang Information [Member] | Subsequent Event [Member]
Note 22 - Subsequent Event (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%